UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |X|; Amendment Number:  1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Guerrilla Capital Management, LLC

Address:  237 Park Avenue
          New York, New York 10017


13F File Number: 028-13784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Siris
Title:  Managing Member
Phone:  212-692-7692


Signature, Place and Date of Signing:

/s/ Peter Siris                     New York, NY             June 8, 2010
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total:    $113,018
                                         (thousands)


List of Other Included Managers:

         NONE

                                                      FORM 13F INFORMATION TABLE
                                                             March 31, 2010


COLUMN 1                      COLUMN 2         COLUMN 3    COLUMN 4            COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8

                                                           VALUE         SHRS OR  SH/ PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (x$1000)      PRN AMT  PRN CALL  DISCRETION   MGRS   SOLE    SHARED  NONE
--------------               ---------------  ------      ---------      -------  --------  -----------  -----  -----   ------  ----
ALEXCO RESOURCE CORP          COM              01535P106        40      11,700     SH       SOLE        NONE       11,700
AMERICAN LORAIN CORP          COM              027297100     2,932     847,290     SH       SOLE        NONE      847,290
AMERICAN ORIENTAL BIOENGR IN  COM              028731107     1,517     371,703     SH       SOLE        NONE      371,703
AMERICAN LORAIN CORP          COM              027297100     4,154   1,250,001     SH       SOLE        NONE    1,250,001
AMERICAN OIL & GAS            COM              28723104        106      15,600     SH       SOLE        NONE       15,600
ANWORTH MORTGAGE ASSET CP     COM              037347101        72      10,700     SH       SOLE        NONE       10,700
A POWER ENERGY GENERAT SYS L  COM              G04136100     1,084     101,287     SH       SOLE        NONE      101,287
ASBURY AUTOMOTIVE GROUP INC   COM              043436104     2,340     175,976     SH       SOLE        NONE      175,976
DUOYUAN PRTG INC              COM              26605B109       675      62,500     SH       SOLE        NONE       62,500
AUGUSTA RES CORP              COM NEW          050912203       138      52,000     SH       SOLE        NONE       52,000
BEST BUY INC                  COM              086516101       447      10,500     SH       SOLE        NONE       10,500
CHINA GREEN AGRICULTURE INC   COM              16943W105     2,742     195,832     SH       SOLE        NONE      195,832
CHINA HOUSING & LAND DEV INC  COM              16939V103       318      83,620     SH       SOLE        NONE       83,620
CHINA INFORMATION SEC TECH I  COM              16944F101       140      27,580     SH       SOLE        NONE       27,580
CAL MAINE FOODS INC           COM NEW          128030202     2,617     425,802     SH       SOLE        NONE      425,802
CHINA PHARMA HLDGS INC        COM              16941T104     9,754   2,929,209     SH       SOLE        NONE    2,929,209
CHINA RITAR POWER CORP        COM              169423100     1,090     257,718     SH       SOLE        NONE      257,718
CHINA SEC & SURVE TECH INC    COM              16942J105     5,164     671,542     SH       SOLE        NONE      671,542
CHINA SKY ONE MED INC         COM              16941P102     4,352     277,005     SH       SOLE        NONE      277,005
CHINA TRANSINFO TECHNLGY COR  COM              169453107       109      16,200     SH       SOLE        NONE       16,200
CHINA YIDA HOLDINGS CO        COM NEW          16945D204     7,047     554,850     SH       SOLE        NONE      554,850
CHINACAST EDU CORP            COM              16946T109     1,784     244,041     SH       SOLE        NONE      244,041
CHINANET ONLINE HLDGS INC     COM              16949H102       437      97,000     SH       SOLE        NONE       97,000
DERMA SCIENCES INC            COM PAR $.01     249827502        96      18,205     SH       SOLE        NONE       18,205
ENDEAVOUR INTL CORP           COM              29259G101       177     139,350     SH       SOLE        NONE      139,350
EVER GLORY INTL GRP INC       COM NEW          299766204       375     132,565     SH       SOLE        NONE      132,565
EVOLUTION PETROLEUM CORP      COM              30049A107        98      21,200     SH       SOLE        NONE       21,200
FLAMEL TECHNOLOGIES SA        SPONSORED ADR    338488109       126      14,671     SH       SOLE        NONE       14,671
FUNTALK CHINA HOLDINGS LIMIT  SHS              G36993106       239      36,000     SH       SOLE        NONE       36,000
FUQI INTERNATIONAL INC        COM NEW          36102A207       151      13,800     SH       SOLE        NONE       13,800
FUSHI COPPERWELD INC          COM              36113E107     6,493     578,685     SH       SOLE        NONE      578,685
GENERAL STEEL HOLDINGS INC    COM              370853103       136      33,182     SH       SOLE        NONE       33,182
CHINA GERUI ADV MAT GR LTD    SHS              G21101103       200      26,200     SH       SOLE        NONE       26,200
GULF RESOURCES INC            COM PAR $0.0005  40251W309       976      84,100     SH       SOLE        NONE       84,100
HARBIN ELECTRIC INC           COM              41145W109     4,420     204,726     SH       SOLE        NONE      204,726
HOLLYSYS AUTOMATION TECHNOLO  SHS              G45667105       467      40,546     SH       SOLE        NONE       40,546
HQ SUSTAINABLE MARITIM IND I  COM NEW          40426A208       323      53,821     SH       SOLE        NONE       53,821
IMAX CORP                     COM              45245E109     2,128     118,312     SH       SOLE        NONE      118,312
LIFE TECHNOLOGIES CORP        COM              53217V109         1      35,000     SH       SOLE        NONE       35,000
LIHUA INTL INC                COM              532352101       250      27,200     SH       SOLE        NONE       27,200
LITHIA MTRS INC               CL A             536797103     1,026     160,277     SH       SOLE        NONE      160,277
NOAH ED HLDGS LTD             ADR              65487R303       128      24,500     SH       SOLE        NONE       24,500
ORTHOVITA INC                 COM              68750U102        58      13,553     SH       SOLE        NONE       13,553
PACIFIC SUNWEAR CALIF INC     COM              694873100        83      15,597     SH       SOLE        NONE       15,597
PENNSYLVANIA RL ESTATE INVT   SH BEN INT       709102107       153      12,300     SH       SOLE        NONE       12,300
PENSKE AUTOMOTIVE GRP INC     COM              70959W103       557      38,600     SH       SOLE        NONE       38,600
PERFUMANIA HLDGS INC          COM NEW          71376C100       698      83,590     SH       SOLE        NONE       83,590
PUDA COAL INC                 COM PAR $.001    744674300     1,480     165,900     SH       SOLE        NONE      165,900
QKL STORES INC                COM              74732Y105     9,321   1,445,116     SH       SOLE        NONE    1,445,116
QUIKSILVER INC                COM              74838C106       319      67,400     SH       SOLE        NONE       67,400
SEARCHMEDIA HOLDINGS LTD      SHS              G8005Y106       348      73,963     SH       SOLE        NONE       73,963
SINOCOKING COAL & COKE CH IN  COM              829357102     4,944     160,000     SH       SOLE        NONE      160,000
SMARTHEAT INC                 COM              83172F104       269      25,000     SH       SOLE        NONE       25,000
SONIC AUTOMOTIVE INC          CL A             83545G102     2,275     206,810     SH       SOLE        NONE      206,810
SORL AUTO PTS INC             COM              78461U101     2,002     216,695     SH       SOLE        NONE      216,695
SUTOR TECH GROUP LTD          COM              869362103       171      58,920     SH       SOLE        NONE       58,920
TIANYIN PHARMACEUTICAL CO IN  COM              88630M104       730     198,847     SH       SOLE        NONE      198,847
UNIVERSAL TRAVEL GROUP        COM NEW          91388Q202       168      17,000     SH       SOLE        NONE       17,000
VCG HLDG CORP                 COM              91821K101     1,565     651,875     SH       SOLE        NONE      651,875
VISIONCHINA MEDIA INC         SPONS ADR        92833U103       205      43,721     SH       SOLE        NONE       43,721
WONDER AUTO TECHNOLOGY INC    COM              978166106     3,102     293,185     SH       SOLE        NONE      293,185
YONGYE INTL INC               COM              98607B106     9,704   1,200,936     SH       SOLE        NONE    1,200,936
YUCHENG TECHNOLOGIES LTD      COM              G98777108       589     151,144     SH       SOLE        NONE      151,144
YUHE INTERNATIONAL INC        COM              988432100     3,319     356,828     SH       SOLE        NONE      356,828
ZHONGPIN INC                  COM              98952K107     2,185     172,009     SH       SOLE        NONE      172,009
ZHONGPIN INC                  COM              98952K107     1,905     150,000     SH       SOLE        NONE      150,000




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